Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

Class A, Class C, and Administrator Class

Supplement dated March 26, 2009, to the Prospectus dated February 1, 2009.

This supplement contains important information about the above referenced Fund.

Effective immediately, Robert J. Costomiris, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is on a leave of absence from his role as a Portfolio Manager for the Fund. Thomas C. Biwer, CFA, Christian L. Chan, CFA, Andrew Owen, CFA, Mark D. Cooper, CFA, Bryant VanCronkhite, CFA, CPA, Craig R. Pieringer, CFA, and I. Charles Rinaldi remain as Portfolio Managers for the Fund. All references to Mr. Costomiris are deleted.

Effective immediately, James Tringas, CFA, CPA, will join the Wells Capital Management team and serve as a Portfolio Manager for the above-referenced Fund. Mr. Tringas’s biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

Mr. Tringas is jointly responsible for managing the Wells Fargo Advantage Strategic Small Cap Value Fund, which he has managed since 2009, when he became a co-portfolio manager at Wells Capital Management. Mr. Tringas is also Managing Director and Senior Portfolio Manager with the Small Cap Value team of Evergreen Investment Management Company’s (“Evergreen Investments”) Equity Management group. Mr. Tringas has been with Evergreen Investments or one of its predecessor firms since 1994. Mr. Tringas has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He received both a Bachelor of Science (1988) and a Master of Science (1990) in accounting from the University of Florida.

3.26.09-EGR039/P901SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Class A, Class B, Class C, Administrator Class and Investor Class

Supplement dated March 26, 2009, to the Prospectuses dated December 1, 2008, as previously supplemented on January 22, 2009.

This supplement contains important information about the above referenced Fund.

Effective immediately, Robert J. Costomiris, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is on a leave of absence from his role as a Portfolio Manager for the Fund. Bryant VanCronkhite, CFA, CPA, remains as Portfolio Manager for the Fund. All references to Mr. Costomiris are deleted.

3.26.09-LCR039/P101SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

Class A, Class C, Administrator Class and Institutional Class

Supplement dated March 26, 2009, to the Prospectuses dated March 1, 2009.

Investor Class

Supplement dated March 26, 2009, to the Prospectus dated March 1, 2009, as previously supplemented on

March 3, 2009.

This supplement contains important information about the above referenced Funds.

Effective immediately, Robert J. Costomiris, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is on a leave of absence from his role as a Portfolio Manager for the Funds. Bryant VanCronkhite, CFA, CPA, remains as Portfolio Manager for the Funds. All references to Mr. Costomiris are deleted.

Effective immediately, James Tringas, CFA, CPA, will join the Wells Capital Management team and serve as a Portfolio Manager for the above-referenced Funds. Mr. Tringas’s biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

Mr. Tringas is jointly responsible for managing the Wells Fargo Advantage Small Cap Disciplined Fund and the Wells Fargo Advantage Mid Cap Disciplined Fund, both of which he has managed since 2009, when he became a co-portfolio manager at Wells Capital Management. Mr. Tringas is also Managing Director and Senior Portfolio Manager with the Small Cap Value team of Evergreen Investment Management Company’s (“Evergreen Investments”) Equity Management group. Mr. Tringas has been with Evergreen Investments or one of its predecessor firms since 1994. Mr. Tringas has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He received both a Bachelor of Science (1988) and a Master of Science (1990) in accounting from the University of Florida.

3.26.09-SCR039/P201SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

Supplement dated March 26, 2009, to the Statement of Additional Information dated February 1, 2009, as previously supplemented on March 1, 2009.

This supplement contains important information about the above referenced Fund.

Effective immediately, Robert J. Costomiris, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is on a leave of absence from his role as a Portfolio Manager for the Fund. Thomas C. Biwer, CFA, Christian L. Chan, CFA, Andrew Owen, CFA, Mark D. Cooper, CFA, Bryant VanCronkhite, CFA, CPA, Craig R. Pieringer, CFA, and I. Charles Rinaldi remain as Portfolio Managers for the Fund. All references to Mr. Costomiris are deleted.

Effective immediately, James Tringas, CFA, CPA, will join the Wells Capital Management team and serve as a Portfolio Manager for the above-referenced Fund. The section “Portfolio Managers” beginning on page 30 of the Statement of Additional Information is amended to add the following information, current as of February 28, 2009:

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
James Tringas, CFA, CPA	8	$1.174 Billion	6	$190.7 Million	1	$1 Million

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
James Tringas, CFA, CPA	0	$0	0	$0	0	$0

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Supplement dated March 26, 2009, to the Statement of Additional Information dated December 1, 2008, as previously supplemented on December 12, 2008, December 29, 2008, January 16, 2009,

January 22, 2009 and March 1, 2009.

This supplement contains important information about the above referenced Fund.

Effective immediately, Robert J. Costomiris, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is on a leave of absence from his role as a Portfolio Manager for the Fund. Bryant VanCronkhite, CFA, CPA, remains as Portfolio Manager for the Fund. All references to Mr. Costomiris are deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

Supplement dated March 26, 2009, to the Statement of Additional Information dated March 1, 2009.

This supplement contains important information about the above referenced Funds.

Effective immediately, Robert J. Costomiris, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is on a leave of absence from his role as a Portfolio Manager for the Funds. Bryant VanCronkhite, CFA, CPA, remains as Portfolio Manager for the Funds. All references to Mr. Costomiris are deleted.

Effective immediately, James Tringas, CFA, CPA, will join the Wells Capital Management team and serve as a Portfolio Manager for the above-referenced Funds. The section “Portfolio Managers” beginning on page 25 of the Statement of Additional Information is amended to add the following information, current as of February 28, 2009:

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
James Tringas, CFA, CPA	8	$1.174 Billion	6	$190.7 Million	1	$1 Million

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
James Tringas, CFA, CPA	0	$0	0	$0	0	$0